Note 7 - Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
(in thousands)	Amount
Year ending December 31,
2015	$35
2016	22
2017	7
Total minimum lease payments	64
Less amounts representing interest	(12)
Capital lease obligations, net of interest	52
Less current maturities of capital lease obligations	(29)
Long-term capital lease obligations	$23